Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Reconciliation of Federal Statutory Income Tax Rate

 The components of loss before income taxes and a reconciliation of the statutory federal income tax with the provision for income taxes are as follows:

	Year Ended December 31
	2016	2015
Federal tax at statutory rate	34.00%	34.00%
State and local tax at statutory rates	0.83	0.83
Research and development credits	3.77	4.06
Change in valuation allowance	(37.28)	(38.26)
Other	(1.32)	(0.63)

Effective tax rate	0.00%	0.00%

Schedule of tax effects on significant portions of deferred tax asset
Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31
	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$23,146,178	$17,427,880
Accrued expenses	18,400	143,295
Stock-based compensation	96,570	—
Research and development credits	2,670,688	2,031,211
Other	20,784	19,565

Total deferred tax assets	25,952,620	19,621,951
Deferred tax liabilities:
Stock-based compensation	—	2,803
Fixed assets	8,434	9,220

Total deferred tax liabilities	8,434	12,023

Net deferred tax assets before valuation allowance	25,944,186	19,609,928
Less valuation allowance	(25,944,186)	(19,609,928)

Net deferred tax asset	$—	$—

ZETA ACQUISITION CORP. II [Member]
Reconciliation of Federal Statutory Income Tax Rate

The benefit from income taxes differs from the amount computed by applying the United States (US) federal income tax rate of thirty-four percent (34%) in 2016 and 2015 to loss before income taxes for the years ended December 31, 2016 and 2015 as follows:

	Year Ended December 31, 2016	Year Ended December 31, 2015
US federal income tax benefit at statutory rate	$(13,400)	$(10,700)
Other	—	100
Change in valuation allowance	13,400	10,600

Benefit from income taxes	$—	$—

Schedule of tax effects on significant portions of deferred tax asset

The tax effects of temporary differences that give rise to significant portions of the Company’s net deferred tax asset at December 31, 2016 and 2015 are as follows:

	December 31, 2016	December 31, 2015
Deferred tax asset:
Capitalized formation costs	$79,400	$69,400
Net operating loss carryforward	14,400	11,000
Valuation allowance	(93,800)	(80,400)

Net deferred tax asset recognized	$—	$—